Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about tax expense [Table Text Block]
	2017	2016	2015
Current income tax expense	$3,298	$1,089	$23,365
Deferred income tax recovery	(7,691)	(21,027)	4,626
Income tax (recovery)	($4,393)	($19,938)	$27,991

Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2017	2016	2015
Loss before income taxes	($337,769)	($135,432)	$18,734
Canadian federal and provincial income tax rate	26.5%	26.5%	26.5%
Expected income tax (recovery)	(89,509)	(35,889)	4,965
(Increase) decrease attributable to:
Effect of different foreign statutory rates on earnings of subsidiaries	(11,416)	(2,930)	998
Share-based payments	1,148	1,986	1,882
Amounts allowable for tax purposes	(6,290)	(9,592)	(10,357)
Impact of foreign exchange and inflation	(7,709)	27,180	24,595
Withholding taxes on intercompany interest	3,800	3,308	2,614
Royalty taxes in Mexico	(149)	115	769
Impairment of mining interest	79,069	(5,827)	-
Benefit of tax losses and temporary differences not recognized	26,663	1,711	2,525
Income tax (recovery)	($4,393)	($19,938)	$27,991

Disclosure of deferred taxes [Table Text Block]
	2017	2016
Deferred tax assets
Non-capital losses	$-	$8,183
Decommissioning liability to be recovered	472	1,315
Deduction for Mexican royalty taxes	-	9,565
Accruals and other	-	2,338
	$472	$21,401
Deferred tax liability
Accruals and other	(26)	-
Mining interests	(7,903)	$46,066)
Net deferred tax liability	($7,457)	($24,665)

Disclosure of detailed information about deferred taxes [Table Text Block]
	2017	2016
Deferred tax asset	$-	$3,763
Deferred tax liability	(7,457)	(28,428)
Net deferred tax liability	($7,457)	($24,665)

Disclosure of detailed information about deferred taxes, activity [Table Text Block]
	2017	2016
As at January 1	($24,665)	($49,326)
Deferred tax recovery	13,408	22,553
Flow through share premium credit charged to deferred tax expense	-	(1,200)
With holding expense accrued as tax payable	3,800	3,308
Warrant expiry	-	-
As at December 31	($7,457)	($24,665)

Disclosure of temporary difference, and unused tax losses [Table Text Block]
	Temporary Differences		Tax effect
	2017	2016	2017	2016
Non-capital losses	$210,071	$203,529	$53,360	$51,885
Capital losses	130,612	2,555	17,306	339
Share issuance costs	3,878	5,906	1,028	1,565
Accrued liabilities and other	1,669	1,138	442	302
Resource and equipment tax pools	-	162,143	-	44,442
Ontario mining tax	-	122,796	-	10,438
	$346,230	$498,067	$72,136	$108,971